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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-21501
                                                      ---------------

                           ING Clarion Investors, LLC
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

                               14 East 4th Street
                               New York, NY 10012
               -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Annemarie Gilly
                            ING Clarion Investors LLC
                                 230 Park Avenue
                               New York, NY 10169
               -------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code:  1-212-505-2459
                                                             ------------------
                   Date of fiscal year end:  December 31, 2004
                                             --------------------

                     Date of reporting period:  June 30, 2004
                                                -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 'SS' 3507.





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Item 1.  Report(s) to Stockholders.


FINANCIAL STATEMENTS
ING Clarion Investors, LLC
Period from January 26, 2004 (Commencement of Operations) to June 30, 2004






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August 2004

ING CLARION INVESTORS, LLC

Dear Member,

Enclosed is the Semi-annual Report for ING Clarion Investors, LLC. (the "Fund"). This report covers the period from January 26, 2004 (commencement of operations) through June 30, 2004. As of June 30, 2004, all of the Fund's assets were invested in the ING Clarion Commercial Mortgage Securitization Fund, LLC (the "Real Estate Partnership"), which investment was valued at $11,761,859. At that date, the net asset value of the Real Estate Partnership was $110,500,570 which included investments in 44 mortgage-backed securities, with a net investment value of $105,663,027. Also at that date, the Real Estate Partnership had $4,837,543 of other assets (including cash and cash equivalents) net of liabilities.

Market Summary

The property markets continue to stabilize. However, a full-scale recovery remains elusive in most property sectors. In comparison to the previous cycle, vacancy rates for most property types are now at or near the peak which occurred during the 1990 - 1991 recession. After three years of deteriorating fundamentals, we believe the commercial property markets appear poised for recovery. However, we believe this will depend largely on the occurrence of a broad-based economic expansion and, therefore, the greatest risk to the recovery in the commercial property markets lies in the stalling of the overall U.S. economy.

Investment Activity

$43.5 billion of commercial mortgage backed securities were issued during the six months ended June 30, 2004. As part of this, the Real Estate Partnership was offered twenty five investment opportunities during the six months. The Partnership pursued fifteen of these deals and executed letters of intent on four deals. The Partnership closed four transactions prior to June 30, 2004. These transactions included twenty four securities from four securitization deals.

The Real Estate Partnership's General Partner, ING Clarion Securitization GP, LLC, and its President, Daniel Heflin, have indicated they would be pleased to discuss with you any questions you may have regarding the Partnership, its results or the markets generally. Please also feel free to contact me regarding the Fund and these financial statements.


Anne Marie Gilly
Chief Executive Officer

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                            ING Clarion Investors LLC

                  Statement of Financial Condition (unaudited)

                                  June 30, 2004


Assets:
Investment in ING Clarion Commercial Mortgage
   Securitization Fund, L.P.                                       $ 11,761,859
                                                                   ------------
Total assets                                                       $ 11,761,859
                                                                   ============

Liabilities and members' capital:
Capital contributions                                              $ 11,494,790
Capital distributions                                                  (136,777)
Accumulated net investment income                                       403,846
Total Members' Capital                                               11,761,859
                                                                   ------------

Total liabilities and Members' Capital                             $ 11,761,859
                                                                   ============





                      See notes to the financial statements

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                            ING Clarion Investors LLC

                         Statement of Income (unaudited)


  For the period January 26, 2004 (Commencement of Operations) to June 30, 2004



        Investment Income
        Investment Income                                                       $601,884
                                                                                --------
        Total investment income                                                  601,884
                                                                                --------

        Expenses
        Allocated expenses                                                       198,038
                                                                                --------
        Total expenses                                                           198,038
                                                                                --------

        Net investment income                                                    403,846
                                                                                --------
        Net income                                                              $403,846
                                                                                ========






                      See notes to the financial statements

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                            ING Clarion Investors LLC

              Statement of Changes in Members' Capital (unaudited)


  For the period January 26, 2004 (Commencement of Operations) to June 30, 2004




        Members' capital at beginning of period                            $         --
        Capital contributions                                                11,494,790
        Capital distributions                                                  (136,777)
        Net income                                                              403,846
                                                                           ------------
        Members' capital at end of period                                  $ 11,761,859
                                                                           ============




                      See notes to the financial statements

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                            ING Clarion Investors LLC

                       Statement of Cash Flows (unaudited)


  For the period January 26, 2004 (Commencement of Operations) to June 30, 2004



Cash flows from operating activities
Net income                                                                      $    403,846
Adjustments to reconcile net income to net cash used by operating activities:
     Increase in investments in securities, at fair value                        (11,761,859)
                                                                                ------------
Net cash used by operating activities                                            (11,358,013)
                                                                                ------------

Cash flows from financing activities
Capital contributions                                                             11,494,790
Capital distributions                                                               (136,777)
Net cash provided by financing activities                                         11,358,013
                                                                                ------------

Net increase in cash                                                                      --
Cash, beginning of period                                                                 --
                                                                                ------------
Cash, end of period                                                             $         --
                                                                                ============




                      See notes to the financial statements

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                            ING Clarion Investors LLC

                          Notes to Financial Statements


                                  June 30, 2004



1. Organization

ING Clarion Investors LLC (the "Fund"), a Delaware limited liability company, was formed on January 26, 2004. The Fund is invested as a limited partner in the ING Clarion Commercial Mortgage Securitization Fund, L.P. (the "Real Estate Partnership"). The Real Estate Partnership is organized with the objective of achieving significant capital appreciation and current income by investing in a diversified portfolio of commercial real estate debt securities. The general partner of the Real Estate Partnership is ING Clarion Securitization GP, LLC, a Delaware limited liability company.

The Fund shall be dissolved upon the earlier of (i) dissolution of the Real Estate Partnership and (ii) at such time as is required by law.

2. Summary of Significant Accounting Policies

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates--Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Cash and Cash Equivalents--The Fund considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Investment in the Real Estate Partnership-- The Fund's investment in the Real Estate Partnership is valued at the Fund's proportionate interest in the partners' capital of the Partnership. The performance of the Fund is directly affected by the performance of the Partnership. As of June 30, 2004, the Fund had a 10.6% ownership interest in the Real Estate Partnership.

The Fund records contributions and withdrawals related to its investment in the Partnership on the trade date. The results of operations of the Fund, insofar as it results in changes in the Fund's investment, are reflected in the accompanying statements of operations.






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                            ING Clarion Investors LLC

                          Notes to Financial Statements

                                  June 30, 2004


Income Taxes-- The Fund will be treated as a partnership for U.S. federal income tax purposes. As such, the Fund will not be subject to U.S. federal income tax at the entity-level, although it will be required to file an annual information return with the Internal Revenue Service (the "IRS").

3. General Partner Management Fees

The General Partner of the Real Estate Partnership is responsible for the management of the Partnership. The General Partner is paid a management fee of 1.5% per annum of the commitment of each limited partner in the Partnership during the commitment period, as defined in the partnership agreement; thereafter, the management fee is equal to 1.5% of the unreturned funded commitments of each limited partner. For the period from January 26, 2004 (commencement of operations) to June 30, 2004 the Fund's share of the management fees incurred by the Partnership and paid to the General Partner was $189,988.

4. Members' Capital

Pursuant to the Fund's Operating Agreement, all distributions of amounts that represent current income, net proceeds from dispositions, and all distributions of securities in kind shall be apportioned among the members in proportion to their respective interests with respect to the investment, giving rise to the particular distribution.

5. Investments in the Real Estate Partnership

The Real Estate Partnership has total capital commitments of $282,578,065 as of June 30, 2004. The Fund's capital commitment to the Partnership was $30,078,065 of which $12,021,640 was contributed as of June 30, 2004. As of June 30, 2004, the Partnership has invested in 44 classes of nine CMBS issues, for a total purchase price of $104,007,562, a total face amount of $264,009,465 and coupons ranging from 4.932% to 5.700%. The following table shows the Real Estate Partnership's investments at June 30, 2004.







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                            ING Clarion Investors LLC

                          Notes to Financial Statements

                                  June 30, 2004



                                                               Principal
                                                                 Amount           Value (a)

COMMERCIAL MORTGAGE-BACKED SECURITIES (95.62%)
Citigroup Commercial Mortgage Trust.
                       5.25% due 04/15/40                         21,722,797          9,772,906

CS First Boston Mortgage Securities Corp.
                       5.226% due 12/15/36                         9,460,000       5,317,129.00
                       5.252% due 12/15/36                         4,730,000       1,314,792.00
                       5.331% due 12/15/36                        15,766,490       4,121,459.00

JP Morgan Commercial Mortgage Finance Corp.
                       5.015% due 01/15/38                        29,960,997         11,764,901

LB UBS Commercial Mortgage Trust.
                       5.074% due 07/15/37                        28,943,893         10,288,798

Merrill Lynch Mortgage Trust.
                       5.421% due 02/12/42                        31,695,705         15,078,997

Wachovia Bank Commercial Mortgage Trust.
                       4.932% due 04/15/35                         2,765,000          1,709,339
                       4.942% due 04/15/35                         4,459,000          2,368,495
                       5.096% due 04/15/35                        22,294,535          5,827,931
                       5.100% due 08/15/41                        37,213,508         17,269,972
                       5.238% due 11/15/35                        12,243,000          7,403,209
                       5.357% due 11/15/35                        12,178,293          3,296,226
                       5.447% due 10/15/35                         4,000,000          2,465,312
                       5.519% due 10/15/35                         5,062,000          2,347,107
                       5.567% due 10/15/35                         3,797,000            974,168
                       5.700% due 10/15/35                        17,717,247          4,342,286
                                                                ------------       ------------
Total Commercial Mortgage-Backed Securities
                       (Cost $104,007,562)                      $264,009,465       $105,663,027
                                                                ============       ============






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                            ING Clarion Investors LLC

                          Notes to Financial Statements


                                  June 30, 2004


6. Financial Highlights

The following represents the ratios to average members' capital and total return information for the period from January 26, 2004 to June 30, 2004:


         Ratios to average members' capital:
            Expenses                                                  2.78%
                                                                      ======

            Net investment income                                     5.67%
                                                                      ======

         Total return                                                 5.67%
                                                                      ======

The ratios are calculated based on average members' capital taken as a whole.


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Item 2.  Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.  Controls and Procedures.

(a) The President and Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.





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Item 11.  Exhibits.

(a) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.




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                                   SIGNATURES



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ING  Clarion Investors LLC
             --------------------------

By:  /s/  Annemarie Gilly
     ----------------------------------

Name:    Annemarie Gilly

Title:   President and Chief Executive Officer

Date:    September 9, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Annemarie Gilly
     ----------------------------------

Name:    Annemarie Gilly

Title:   President and Chief Executive Officer

Date:    September 9, 2004

By:  /s/ Jeff Lazar
     ----------------------------------

Name:    Jeff Lazar

Title:   Treasurer and Chief Financial Officer

Date:    September 9, 2004


                         STATEMENT OF DIFFERENCES

The section symbol shall be expressed as............................ 'SS'